OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of amortization of finance lease assets and obligations	We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2020	23,973	2,803	25,417	2,660	54,853
Additions	—	—	8	133	141
Amortization	(1,000)	(531)	(2,964)	(295)	(4,790)
Impairment	(8,054)	(607)	(15,562)	—	(24,223)
Balance at June 30, 2020	14,919	1,665	6,899	2,498	25,981
We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2020	21,070	7,224	25,417	2,676	56,387
Repayments	(1,255)	(1,215)	(4,399)	(169)	(7,038)
Foreign exchange translation	—	—	—	(218)	(218)
Balance at June 30, 2020	19,815	6,009	21,018	2,289	49,131

Current portion	2,584	2,538	9,112	464	14,698
Non-current portion	17,231	3,471	11,906	1,825	34,433

Summary of future minimum rental payments under non-cancelable operating leases
The future minimum rental payments under our non-cancelable operating leases as of June 30, 2020 are as follows:

(in thousands of $)
2020 (remaining six months)	8,514
2021	18,694
2022	11,735
2023	3,356
2024	3,313
Thereafter	10,817
Total minimum lease payments	56,429
Less: Imputed interest	(7,298)
Present value of operating lease liabilities	49,131

Schedule of future minimum operating lease revenue receipts under non-cancelable operating leases
The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of June 30, 2020 are as follows:

(in thousands of $)
2020 (remaining six months)	27,448
2021	2,823
2022	—
2022	—
2023	—
Thereafter	—
Total minimum lease receipts	30,271